PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets
	December 31,
	2015	2016

Prepaid expenses	$2,154	$3,169
Hedging transaction assets	155	379
Government authorities	694	947
Other current assets	290	309

	$3,293	$4,804